Summary of Significant Accounting Policies (Details 5) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Environmental and Other Liabilities
Reasonably estimated potential exposure, high end of range		$ 0
Reasonably estimated potential exposure, low end of range		0
Asset Retirement Obligations
Total assets retirement obligations	2,300,000	2,100,000	1,700,000
Income Taxes
Number of wholly owned subsidiaries which are taxable for federal and state income tax purposes	1	1
Foreign Currency Transactions
Gains/(losses) realized from transactions denominated in foreign currencies		(162,000)	145,000	0
Gasoline Distribution and Station Operations Segment
Goodwill
Impairment of goodwill		0
Wholesale Segment
Goodwill
Impairment of goodwill		$ 0